Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended		120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026		Mar. 31, 2026
C000024777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	4.13%	0.47%			1.20%
C000188793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	4.13%	0.46%	1.52%	[1]
C000024775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with maximum 1.00% contingent deferred sales charge)
Average Annual Return, Percent	2.11%	(0.53%)			0.19%
C000024774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with maximum 3.00% sales charge)
Average Annual Return, Percent	0.83%	(0.35%)			0.59%
Without Sales Load [Member] | C000024775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	3.11%	(0.53%)			0.19%
Without Sales Load [Member] | C000024774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	3.93%	0.27%			1.00%
Bloomberg Hawaii Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Hawaii Municipal Bond Index
Average Annual Return, Percent	4.81%	0.80%	2.27%	[2]	1.98%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.40%	[2]	2.16%

[1]	Class F Shares commenced operations on November 30, 2018.
[2]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.